CONSOLIDATED STATEMENT OF CASH FLOWS (Parenthetical)	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2016
1.750% Senior Notes
Debt instruments
Debt interest rate (as a percent)	1.75%	1.75%	1.75%